Supplement to the John Hancock Independence Diversified Core Equity Fund II Prospectus dated July 1, 2004

On page 10, the "Exchanges" and "Excessive trading" sections under the heading "Transaction Policies" have been deleted and replaced with the following:

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel, consistent with applicable law, for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the funds may in their discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitations on Exchange Activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the funds reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The funds reserve the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The funds, through their agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies The funds' Boards of Trustees have adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitations on exchange activity The funds, through their agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events effecting the market on the date of the purchase or redemption.

These exchange limits are subject to the funds' ability to monitor exchange activity, as discussed under "Limitations on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the funds consider information available to them at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the record of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the funds or their agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance, and maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example, a fund that invests a significant portion of its assets in small-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-cap U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

January 11, 2005

           John Hancock Independence Diversified Core Equity Fund II
              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                               dated July 15, 2004

The section "Those Responsible for Management" in the Statement of Additional Information has been deleted and replace with the following:

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees, including certain Trustees who are not "interested persons" of the Fund or the Trust (as defined by the Investment Company Act of 1940) (the "Independent Trustees"), who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or Directors of the Adviser, or officers and Directors of the Fund's principal distributor, John Hancock Funds, LLC (prior to February 1, 2002, John Hancock Funds, Inc.) ("John Hancock Funds").

----------------------------------------------------------------------------------------------------------------------
                                                                                                        Number of
                            Position(s)   Trustee/                                                      John Hancock
Name, Address (1)           Held with     Officer     Principal Occupation(s) and other Directorships   Funds Overseen
And Age                     Fund          since(2)    During Past 5 Years                               by Trustee
----------------------------------------------------------------------------------------------------------------------
Independent Trustees
----------------------------------------------------------------------------------------------------------------------
Charles L. Ladner           Chairman      2004        Chairman and Trustee, Dunwoody Village,           49
Born:  1938                 and Trustee   1995        Inc. (retirement services) (until 2003);
                                                      Senior Vice President and Chief Financial
                                                      Officer, UGI Corporation (public utility
                                                      holding company) (retired 1998); Vice
                                                      President and Director for AmeriGas, Inc.
                                                      (retired 1998); Director of AmeriGas
                                                      Partners, L.P. (until 1997)(gas
                                                      distribution); Director, EnergyNorth, Inc.
                                                      (until 1995); Director, Parks and History
                                                      Association (since 2001).
----------------------------------------------------------------------------------------------------------------------
James F. Carlin             Trustee       1995        Director and Treasurer, Alpha Analytical          47
Born:  1940                                           Laboratories (chemical analysis); Part Owner
                                                      and Treasurer, Lawrence Carlin Insurance
                                                      Agency, Inc. (since 1995); Part Owner and Vice
                                                      President, Mone Lawrence Carlin Insurance
                                                      Agency, Inc. (since 1996); Director/Treasurer,
                                                      Rizzo Associates (engineering) (until 2000);
                                                      Chairman and CEO, Carlin Consolidated, Inc.
                                                      (management/investments); Director/Partner,
                                                      Proctor Carlin & Co., Inc. (until 1999);
                                                      Trustee, Massachusetts Health and Education Tax
                                                      Exempt Trust; Director of the following:  Uno
                                                      Restaurant Corp. (until 2001), Arbella Mutual
                                                      (insurance) (until 2000), HealthPlan Services,
                                                      Inc. (until 1999), Flagship Healthcare, Inc.
                                                      (until 1999), Carlin Insurance Agency, Inc.
                                                      (until 1999); Chairman, Massachusetts Board of
                                                      Higher Education (until 1999).
----------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

----------------------------------------------------------------------------------------------------------------------
                                                                                                       Number of
                                                                                                       John Hancock
                                                                                                       Funds
                             Position(s)   Trustee/       Principal Occupation(s) and other            Overseen by
Name, Address (1)            Held with     Officer        Directorships                                Trustee
And Age                      Fund          since(2)       During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
Independent Trustees
----------------------------------------------------------------------------------------------------------------------
Richard P. Chapman, Jr.      Trustee       2005           President and Chief Executive Officer,       39
Born:  1935                                               Brookline Bancorp., Inc.  (lending) (since
                                                          1972); Chairman and Director, Lumber
                                                          Insurance Co. (insurance) (until 2000);
                                                          Chairman and Director, Northeast
                                                          Retirement Services, Inc. (retirement
                                                          administration) (since 1998).
----------------------------------------------------------------------------------------------------------------------
William J. Cosgrove          Trustee       2005           Vice President, Senior Banker and Senior     39
Born:  1933                                               Credit Officer, Citibank, N.A. (retired
                                                          1991); Executive Vice President, Citadel
                                                          Group Representatives, Inc. (until 2004);
                                                          Director, Hudson City Bancorp; Trustee,
                                                          Scholarship Fund for Inner City Children
                                                          (since 1986).
----------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

-------------------------------------------------------------------------------------------------------------------
                                                                                                       Number of
                                                                                                       John Hancock
                             Position(s)   Trustee/       Principal Occupation(s) and other            Funds
Name, Address (1)            Held with     Officer        Directorships                                Overseen by
And Age                      Fund          since(2)       During Past 5 Years                          Trustee
-------------------------------------------------------------------------------------------------------------------
Independent Trustees
-------------------------------------------------------------------------------------------------------------------
William H. Cunningham        Trustee       1995           Former Chancellor, University of Texas       47
Born:  1944                                               System and former President of the
                                                          University of Texas, Austin, Texas;
                                                          Chairman and CEO, IBT Technologies
                                                          (until 2001); Director of the following:
                                                          The University of Texas Investment
                                                          Management Company (until 2000),
                                                          Hire.com (until 2004), STC Broadcasting,
                                                          Inc. and Sunrise Television Corp. (until
                                                          2001), Symtx, Inc.(electronic
                                                          manufacturing) (since 2001),
                                                          Adorno/Rogers Technology, Inc. (until
                                                          2004), Pinnacle Foods Corporation (until
                                                          2003), rateGenius (until 2003),
                                                          Jefferson-Pilot Corporation (diversified
                                                          life insurance company), New Century
                                                          Equity Holdings (formerly Billing
                                                          Concepts) (until 2001), eCertain (until
                                                          2001), ClassMap.com (until 2001), Agile
                                                          Ventures (until 2001), LBJ Foundation
                                                          (until 2000), Golfsmith International,
                                                          Inc. (until 2000), Metamor Worldwide
                                                          (until 2000), AskRed.com (until 2001),
                                                          Southwest Airlines and Introgen;
                                                          Advisory Director, Q Investments;
                                                          Advisory (until 2003); Director, Chase
                                                          Bank (formerly Texas Commerce Bank -
                                                          Austin), LIN Television (since 2002),
                                                          WilTel Communications (until 2003) and
                                                          Hayes Lemmerz International, Inc.
                                                          (diversified automotive parts supple
                                                          company) (since 2003).
-------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

-------------------------------------------------------------------------------------------------------------------
                                                                                                       Number of
                                                                                                       John Hancock
                             Position(s)   Trustee/       Principal Occupation(s) and other            Funds
Name, Address (1)            Held with     Officer        Directorships                                Overseen by
And Age                      Fund          since(2)       During Past 5 Years                          Trustee
-------------------------------------------------------------------------------------------------------------------
Ronald R. Dion               Trustee       1995           Chairman and Chief Executive Officer,        47
Born:  1946                                               R.M. Bradley & Co., Inc.; Director, The
                                                          New England Council and Massachusetts
                                                          Roundtable; Director, Boston Stock
                                                          Exchange; Trustee, North Shore Medical
                                                          Center; Director, BJ's Wholesale Club,
                                                          Inc. and a corporator of the Eastern
                                                          Bank; Trustee, Emmanuel College.
-------------------------------------------------------------------------------------------------------------------
John A. Moore                Trustee       2005           President and Chief Executive Officer,       49
Born:  1939                                               Institute for Evaluating Health Risks,
                                                          (nonprofit institution) (until 2001);
                                                          Senior Scientist, Sciences International
                                                          (health research)(since 1998);
                                                          Principal, Hollyhouse (consulting)(since
                                                          2000); Director, CIIT(nonprofit
                                                          research) (since 2002).
-------------------------------------------------------------------------------------------------------------------
Patti McGill Peterson        Trustee       2005           Executive Director, Council for              49
Born:  1943                                               International Exchange of Scholars and
                                                          Vice President, Institute of
                                                          International Education (since 1998);
                                                          Senior Fellow, Cornell Institute of
                                                          Public Affairs, Cornell University
                                                          (until 1997); Former President of Wells
                                                          College and St. Lawrence University;
                                                          Director, Niagara Mohawk Power
                                                          Corporation (until 2003); Director, Ford
                                                          Foundation, International Fellowships
                                                          Program (since 2002); Director, Lois
                                                          Roth Endowment (since 2002); Director,
                                                          Council for International Exchange
                                                          (since 2003).
-------------------------------------------------------------------------------------------------------------------
Steven Pruchansky            Trustee       1995           Chairman and Chief Executive Officer, Mast   47
Born:  1944                                               Holdings, Inc. (since 2000); Director and
                                                          President, Mast Holdings, Inc. (until
                                                          2000); Managing Director, JonJames, LLC
                                                          (real estate)(since 2001); Director, First
                                                          Signature Bank & Trust Company (until
                                                          1991); Director, Mast Realty Trust (until
                                                          1994); President, Maxwell Building Corp.
                                                          (until 1991).
-------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

---------------------------------------------------------------------------------------------------------------------------
                                                                                                             Number of John
                                Position(s)     Trustee/     Principal Occupation(s) and other               Hancock Funds
Name, Address (1)               Held with       Officer      Directorships                                   Overseen by
And Age                         Fund            since(2)     During Past 5 Years                             Trustee
---------------------------------------------------------------------------------------------------------------------------
Norman H. Smith                 Trustee          1995        Lieutenant General, United States Marine        47
Born:  1933                                                  Corps; Deputy Chief of Staff for Manpower and
                                                             Reserve Affairs, Headquarters Marine Corps;
                                                             Commanding General III Marine Expeditionary
                                                             Force/3rd Marine Division (retired 1991).
---------------------------------------------------------------------------------------------------------------------------
Non-Independent Trustee
---------------------------------------------------------------------------------------------------------------------------
James A. Shepherdson (3)        Trustee,        2004         Executive Vice President, Manulife Financial    49
Born:  1952                     President                    Corporation (since 2004); Chairman, Director,
                                and Chief                    President and Chief Executive Officer, John
                                Executive                    Hancock Advisers, LLC (the "Adviser") and The
                                Officer                      Berkeley Financial Group, LLC ("The Berkeley
                                                             Group"); Chairman, Director, President and
                                                             Chief Executive Officer, John Hancock Funds,
                                                             LLC. ("John Hancock Funds"); Chairman,
                                                             Director, President and Chief Executive
                                                             Officer, Sovereign Asset Management
                                                             Corporation ("SAMCorp."); Director, Chairman
                                                             and President, NM Capital Management, Inc.
                                                             (NM Capital); President, John Hancock
                                                             Retirement Services, John Hancock Life
                                                             Insurance Company (until 2004); Chairman,
                                                             Essex Corporation (until 2004); Co-Chief
                                                             Executive Officer MetLife Investors Group
                                                             (until 2003); Senior Vice President,
                                                             AXA/Equitable Insurance Company (until 2000).
---------------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

---------------------------------------------------------------------------------------------------------------------------
                                                                                                             Number of John
                                   Position(s)   Trustee/    Principal Occupation(s) and other               Hancock Funds
Name, Address (1)                  Held with     Officer     Directorships                                   Overseen by
And Age                            Fund          since(2)    During Past 5 Years                             Trustee
---------------------------------------------------------------------------------------------------------------------------
Principal Officers who are not
Trustees
---------------------------------------------------------------------------------------------------------------------------
William H. King                    Vice          1995        Vice President and Assistant Treasurer, the     N/A
Born:  1952                        President                 Adviser; Vice President and Treasurer of
                                   and                       each of the John Hancock funds; Assistant
                                   Treasurer                 Treasurer of each of the John Hancock funds
                                  (until 2001).
---------------------------------------------------------------------------------------------------------------------------
Susan S. Newton                    Senior Vice   1995        Senior Vice President, Secretary and Chief      N/A
Born:  1950                        President,                Legal Officer, SAMCorp., the Adviser and
                                   Secretary                 each of the John Hancock funds, John Hancock
                                   and Chief                 Funds and The Berkeley Group; Vice President,
                                   Legal                     Signature Services (until 2000).
                                   Officer
---------------------------------------------------------------------------------------------------------------------------

(1) Business address for independent and non-independent Trustees and officers is 101 Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

The Fund's Board of Trustees currently has four standing Committees: the Audit Committee, the Administration Committee, the Contracts/Operations Committee and the Investment Performance Committee. Each Committee is comprised of Independent Trustees who are not "interested persons."

The Audit Committee members are Messrs. Chapman, Ladner, Moore and Ms. McGill Peterson. All of the members of the Audit Committee are independent under the New York Stock Exchange's Revised Listing Rules and each member is financially literate with at least one having accounting or financial management expertise. The Board has adopted a written charter for the Audit Committee. The Audit Committee recommends to the full board auditors for the Fund, monitors and oversees the audits of the Fund, communicates with both independent auditors and internal auditors on a regular basis and provides a forum for the auditors to report and discuss any matters they deem appropriate at any time. The Audit Committee held four meetings during the fiscal year ended February 29, 2004.

The Administration Committee members are all of the independent Trustees. The Administration Committee reviews the activities of the other four standing committees and makes the final selection and nomination of candidates to serve as Independent Trustees. All members of the Administration Committee are independent under the New York Stock Exchange's Revised Listing Rules and are not interested persons, as defined in the 1940 Act, of John Hancock or the Fund (the "Independent Trustees"). Among other things, the Administration Committee acts as a nominating committee of the Board. The Trustees who are not Independent Trustees and the officers of the Fund are nominated and selected by the Board. The Administration Committee does not have at this time formal criteria for the qualifications of candidates to serve as an Independent Trustee, although the Administration Committee may develop them in the future. In reviewing a potential nominee and in evaluating the renomination of current Independent Trustees, the Administration Committee expects to apply the following criteria: (i) the nominee's reputation for integrity, honesty and adherence to high ethical standards, (ii) the nominee's business acumen, experience and ability to exercise sound judgments, (iii) a commitment to understand the Fund and the responsibilities of a trustee of an investment company, (iv) a commitment to regularly attend and participate in meetings of the Board and its committees, (v) the ability to understand potential conflicts of interest involving management of the Fund and to act in the interests of all shareholders, and (vi) the absence of a real or apparent conflict of interest that would impair the nominee's ability to represent the interests of all the shareholders and to fulfill the responsibilities of an Independent Trustee. The Administration Committee does not necessarily place the same emphasis on each criteria and each nominee may not have each of these qualities. The Administration Committee does not discriminate on the basis of race, religion, national origin, sex, sexual orientation, disability or any other basis proscribed by law. The Administration Committee held four meetings during the fiscal year ended February 29, 2004.

As long as an existing Independent Trustee continues, in the opinion of the Administration Committee, to satisfy these criteria, the Fund anticipates that the Committee would favor the renomination of an existing Trustee rather than a new candidate. Consequently, while the Administration Committee will consider nominees recommended by shareholders to serve as trustees, the Administration Committee may only act upon such recommendations if there is a vacancy on the Board or the Administration Committee determines that the selection of a new or additional Independent Trustee is in the best interests of the Fund. In the event that a vacancy arises or a change in Board membership is determined to be advisable, the Administration Committee will, in addition to any shareholder recommendations, consider candidates identified by other means, including candidates proposed by members of the Administration Committee. While it has not done so in the past, the Administration Committee may retain a consultant to assist the Committee in a search for a qualified candidate.

Any shareholder recommendation must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934, as amended, to be considered by the Administration Committee. In evaluating a nominee recommended by a shareholder, the Administration Committee, in addition to the criteria discussed above, may consider the objectives of the shareholder in submitting that nomination and whether such objectives are consistent with the interests of all shareholders. If the Board determines to include a shareholder's candidate among the slate of nominees, the candidate's name will be placed on the Fund's proxy card. If the Administration Committee or the Board determines not to include such candidate among the Board's designated nominees and the shareholder has satisfied the requirements of Rule 14a-8, the shareholder's candidate will be treated as a nominee of the shareholder who originally nominated the candidate. In that case, the candidate will not be named on the proxy card distributed with the Fund's proxy statement.

Shareholders may communicate with the members of the Board as a group or individually. Any such communication should be sent to the Board or an individual Trustee c/o the secretary of the Fund at the following address: 101 Huntington Avenue, Boston, MA 02199. The Secretary may determine not to forward any letter to the members of the Board that does not relate to the business of the Fund.

The Contracts/Operations Committee members are Messrs. Carlin, Dion, Pruchansky and Smith. The Contracts/Operations Committee oversees the initiation, operation, and renewal of contracts between the Fund and other entities. These contracts include advisory and subadvisory agreements (if, applicable), custodial and transfer agency agreements and arrangements with other service providers. The Contracts/Operations Committee held five meetings during the fiscal year ended February 29, 2004.

The Investment Performance Committee members are all of the independent Trustees. The Investment Performance Committee monitors and analyzes the performance of the Fund generally, consults with the adviser as necessary if the Fund requires special attention, and reviews peer groups and other comparative standards as necessary. The Investment Performance Committee held four meetings during the fiscal year ended February 29, 2004.

The following table provides a dollar range indicating each Trustee's ownership of equity securities of the Fund, as well as aggregate holdings of shares of equity securities of all John Hancock Funds overseen by the Trustee, as of December 31, 2003.

---------------------------------------------------------------------------------------------------------
                                                                       Aggregate Dollar Range of holdings
                                    Dollar Range of Fund Shares        in John Hancock funds overseen by
Name of Trustee                     Owned by Trustee (1)               Trustee (1)
---------------------------------------------------------------------------------------------------------
Independent Trustees
---------------------------------------------------------------------------------------------------------
James F. Carlin                     none                               Over 100,000
---------------------------------------------------------------------------------------------------------
Richard P. Chapman, Jr.*            none                               Over 100,000
---------------------------------------------------------------------------------------------------------
William J. Cosgrove*                none                               Over 100,000
---------------------------------------------------------------------------------------------------------
William H. Cunningham               none                               $10,001-50,000
---------------------------------------------------------------------------------------------------------
Ronald R. Dion                      none                               Over 100,000
---------------------------------------------------------------------------------------------------------
Charles L. Ladner**                 none                               Over 100,000
---------------------------------------------------------------------------------------------------------
Dr. John A. Moore*                  none                               Over 100,000
---------------------------------------------------------------------------------------------------------
Patti McGill Peterson*              none                               Over 100,000
---------------------------------------------------------------------------------------------------------
Steven R. Pruchansky                none                               Over 100,000
---------------------------------------------------------------------------------------------------------
Norman H. Smith                     none                               Over 100,000
---------------------------------------------------------------------------------------------------------
Non-Independent Trustees
---------------------------------------------------------------------------------------------------------
James A. Shepherdson**              none                               $10,001-50,000
---------------------------------------------------------------------------------------------------------

(1) This Fund does not participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, an Independent Trustee may elect to earn a return on his deferred fees equal to the amount that he would have earned if the deferred fees amount were invested in one or more funds in the John Hancock fund complex. Under these circumstances, a trustee is not the legal owner of the underlying shares, but participates in any positive or negative return on those shares to the same extent as other shareholders. If the Trustees were deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2003, the respective "Dollar Range of Fund Shares Owned by Trustee" and the "Aggregate Dollar Range of holdings in John Hancock funds overseen by Trustee" would be as follows: none and over $100,000 for Mr. Chapman, none and over $100,000 for Mr. Cosgrove, none and over $100,000 for Mr. Cunningham, none and over $100,000 for Mr. Dion, none and over $100,000 for Mr. Moore, none and over $100,000 for Mr. Pruchansky, none and over $100,000 for Mr. Smith.

*Messrs. Chapman, Moore and Ms. McGill Peterson were elected to the Board by shareholders on December 1, 2004, effective January 1, 2005. Mr. Cosgrove was appointed by the Trustees on December 14, 2004 to the Board effective January 1, 2005.

**Mr. Shepherdson was appointed Trustee of the John Hancock Funds as of May 12, 2004. As of June 16, 2004, the Independent Trustees elected Charles L. Ladner as Independent Chairman of the Board.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Any Non-Independent Trustee, and each of the officers of the Fund are interested persons of the Adviser, and/or affiliates are compensated by the Adviser and received no compensation from the Fund for their services.

                                          Aggregate          Total Compensation from all
                                        Compensation         Funds in John Hancock Fund
Trustees                               from the Fund(1)      Complex to Trustees (2)
--------                               ----------------      ---------------------------
James F. Carlin                             $  433                    $ 76,250
Richard P. Chapman, Jr.*++                       0                      79,000
William J. Cosgrove*++                           0                      79,500
William H. Cunningham*                         420                      74,250
Ronald R. Dion*                                434                      77,250
Charles L. Ladner                              493                      78,000
John A. Moore++                                  0                      74,000
Patti McGill Peterson++                          0                      72,750
Steven R. Pruchansky*                          448                      79,250
Norman H. Smith*                               443                      77,750
John P. Toolan*+                               431                      78,250
                                            ------                    --------
Total                                       $3,102                    $846,250

     (1)  Compensation is for the current fiscal period ended February 29, 2004.

     (2) Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 2003. As of this date, there were fifty-one funds in the John Hancock Fund Complex: Messrs. Carlin, Cunningham, Dion, Ladner, Pruchansky, Smith and Toolan serving on thirty funds; Mr. Chapman serving on twenty-one funds; Dr. Moore and Ms. McGill Peterson serving on twenty-nine funds.

     (*) As of December 31, 2003, the value of the aggregate accrued deferred compensation from all Funds in the John Hancock fund complex for Mr. Chapman was 63,573, Mr. Cosgrove was $210,257, for Mr. Cunningham was $563,218, for Mr. Dion was $193,220, for Mr. Pruchansky was $150,981, for Mr. Smith was $276,224 and for Mr. Toolan was $633,254 under the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan").

     +    Mr. Toolan retired as of December 31, 2004.

     ++ Messrs. Chapman, Moore and Ms. McGill Peterson were elected to the Board by shareholders on December 1, 2004, effective January 1, 2005. Mr. Cosgrove was appointed by the Trustees on December 14, 2004 to the Board effective January 1, 2005.

All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

As of June 18, 2004, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the Fund's outstanding shares. On that date, no person owned of record or beneficially as much as 5% of the outstanding shares of each class of the Fund.

                                                              Percentage of Total
Name and Address of Shareholder                               Outstanding Shares
-------------------------------                               ------------------
Peter Kamin                                                          26.47%
Knowles Electronics, Inc.
Pension Trust
1151 Maplewood Drive
Itasca IL 60143-2058

MCB Trust Services Custodian                                         13.38%
Derlan Precision Gear
Vol Savings
700 17th St Ste 150
Denver CO  80202-3502

MCB Trust Services Custodian FBO                                     12.13%
The Investment Incentive Plan
700 17th St Ste 150
Denver CO 90201-3502

MCB Trust Services Custodian FBO                                     8.89%
Cape Ann Local Lodge #2654
401K Plan
700 17th St Ste 150
Denver CO 80202-3502

Gaylord Brothers                                                     8.37%
Attn: Henry C. Orr
PO Box 4801
Syracuse NY 13221-4901

MCB Trust Services Custodian FBO                                     8.24%
ACP-ASIM A
700 17th St Ste 150
Denver CO

MCB Trust Services Custodian FBO                                     6.64%
One Color Comm 401K
Retirement Plan
700 17th St Ste150
Denver CO 80202-3502

MCB Trust Services Custodian FBO                                     6.34%
Manistique Papers Inc. 401K
700 17th St Ste 150
Denver CO 80202-3502


January 4, 2005